Fair Value Measurements (Details 1) - PELICAN ACQUISITION CORPORATION	May 27, 2025 $ / shares
Risk-free interest rate	4.14%
Expected term (years)	1 month 13 days
Expected volatility	4.60%
Exercise price	$ 10.00
Fair value of over-allotment Unit	$ 0.091